Consolidated statement of income shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2019 PEN (S/) S/ / shares shares	Dec. 31, 2018 PEN (S/) S/ / shares shares	Dec. 31, 2017 PEN (S/) S/ / shares shares
Profit or loss [abstract]
Interest and similar income	S/ 4,847,216	S/ 4,321,282	S/ 3,809,020
Interest and similar expenses	(1,407,897)	(1,170,586)	(1,119,889)
Net interest and similar income	3,439,319	3,150,696	2,689,131
Impairment loss on loans, net of recoveries	(750,811)	(660,072)	(827,935)
(Loss) recovery due to impairment of financial investments	(6,790)	13,077	(20,759)
Net interest and similar income after impairment loss	2,681,718	2,503,701	1,840,437
Fee income from financial services, net	925,885	874,426	849,242
Net gain on foreign exchange transactions	201,352	228,160	201,829
Net gain on sale of financial investments	112,215	14,240	184,847
Net gain from derecognition of financial assets at amortized cost	8,474
Net gain on financial assets at fair value through profit or loss	103,210	11,979	18,443
Net gain on investment property	96,168	85,298	25,406
Other income	70,660	69,043	87,439
Other operating income	1,517,964	1,283,146	1,367,206
Insurance premiums and claims
Net premiums earned	426,608	328,566	259,349
Net claims and benefits incurred for life insurance contracts and others	(722,305)	(736,032)	(412,276)
Insurance expense	(295,697)	(407,466)	(152,927)
Other expenses
Salaries and employee benefits	(798,774)	(755,914)	(714,582)
Administrative expenses	(786,362)	(775,254)	(730,564)
Depreciation and amortization	(262,015)	(164,698)	(145,162)
Other expense	(131,163)	(141,615)	(120,326)
Operating expense	(1,978,314)	(1,837,481)	(1,710,634)
Income before translation result and Income Tax	1,925,671	1,541,900	1,344,082
Translation result	17,770	(34,991)	15,898
Income Tax	(493,326)	(415,515)	(326,526)
Net profit for the year	1,450,115	1,091,394	1,033,454
Attributable to:
IFS's shareholders	1,441,258	1,084,280	1,027,379
Non-controlling interest	8,857	7,114	6,075
Net profit for the year	S/ 1,450,115	S/ 1,091,394	S/ 1,033,454
Earnings per share attributable to IFS's shareholders basic and diluted (stated in Soles) | (per share)	S/ 12.778	S/ 9.818	S/ 9.625
Weighted average number of outstanding shares (in thousands) | shares	112,789	110,436	106,736